Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 06, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Summary
Compensation
	Table	Compensation	Summary	Compensation	Summary
	Total for	Actually	Compensation	Actually	Compensation	Compensation	Average Summary	Average		Peer Group		Non-GAAP
	PEO	Paid to PEO	Table Total for	Paid to PEO	Table	Actually	Compensation	Compensation	Total	Total	Net	Adjusted
Fiscal	Michael	Michael	PEO Jaime	Jaime	Total for PEO	Paid to PEO	Table Total for	Actually Paid to	Shareholder	Shareholder	Income	EBITDA
Year	Ho(1)	Ho(2)	Leverton(1)	Leverton(2)	Asher Genoot(1)	Asher Genoot(2)	Non-PEO NEOs(3)	Non-PEO NEOs(4)	Return(5)	Return(6)	($ in millions)(7)	($ in millions)(8)
2024	$—	$—	$1,513,429	$(817,791)	$10,280,140	$19,638,720	$3,168,634	$6,004,177	$195	$110	$331.4	$555.7
2023	$5,956,568	$7,677,578	$47,258	$6,876,878	$—	$—	$967,293	$6,283,441	$127	$134	$21.9	$85.7
(1)	Mr. Ho served as the PEO of USBTC, which was the accounting acquirer in the Business Combination. Ms. Leverton served as our PEO following the Business Combination through February 2024. Mr. Genoot is our current PEO and has served as our PEO since February 2024. The amounts reported under the “Summary Compensation Table Total” reflect the total compensation amounts reported in the “Summary Compensation Table” for each of our PEOs for each respective year in which such individual served as PEO for any portion of the year. For Ms. Leverton, the 2023 Summary Compensation Table reflects the compensation she received following the completion of the Business Combination.
(2)	The amounts reported in these columns represent the compensation actually paid (“CAP”) to our PEOs for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their respective total compensation reported in the “Summary Compensation Table” for the indicated fiscal years and adjusted as shown in the tables below:

								Fair Value at
					Change	Change	Fair Value of	Start of Fiscal
					in Value of	in Value of	Vested Awards	Year of Awards
			Grant Date	Year End	Unvested Awards	Vested Awards	Granted and	that Failed to	Total
Fiscal			Value of	Value of	Granted in Prior	Granted in Prior	Vested in Current	Meet Vesting	Equity Award
Year	Executives	SCT	New Awards	New Awards	Fiscal Years	Fiscal Years	Fiscal Year	Conditions	Adjustments	CAP
2024	PEO: Jaime Leverton	$1,513,429	$—	$—	$—	$(2,331,220)	$—	$—	$(2,331,220)	$(817,791)
	PEO: Asher Genoot	$10,280,140	$(8,635,384)	$19,427,205	$—	$(1,433,241)	$—	$—	$17,993,964	$19,638,720
2023	PEO: Michael Ho	$5,956,568	$(5,685,103)	$—	$—	$—	$7,406,113	$—	$7,406,113	$7,677,578
	PEO: Jaime Leverton	$47,258	$—	$—	$5,653,773	$3,566,862	$—	$(2,391,015)	$6,829,620	$6,876,878

(3)	The amounts reported under the “Average Summary Compensation Table Total” reflect the average of the total compensation amounts reported in the “Summary Compensation Table” for each of our Non-PEO NEOs in the indicated year. The Non-PEO NEOs for 2023 were Messrs. Genoot and Block. The Non-PEO NEOs for 2024 were Messrs. Ho, Glennan, Semah, Visram, and Aniss Amdiss.
(4)	The amounts reported in this column represent the CAP to our Non-PEO NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the “Summary Compensation Table” for the indicated fiscal year and adjusted as shown in the table below:

Fair Value at
					Change	Change	Fair Value of	Start of Fiscal
					in Value of	in Value of	Vested Awards	Year of Awards
			Grant Date	Year End	Unvested Awards	Vested Awards	Granted and	that Failed to	Total
Fiscal			Value of	Value of	Granted in Prior	Granted in Prior	Vested in Current	Meet Vesting	Equity Award
Year	Executives	SCT	New Awards	New Awards	Fiscal Years	Fiscal Years	Fiscal Years	Conditions	Adjustments	CAP
2024	Non-PEO NEOs	$3,168,634	$(2,341,576)	$5,308,980	$—	$(131,860)	$—	$—	$5,117,119	$6,004,177
2023	Non-PEO NEOs	$967,293	$(675,153)	$4,636,907	$—	$800,368	$554,027	$—	$5,991,301	$6,283,441

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate these fair values did not materially differ from those disclosed at the time of grant.

(5)	Pursuant to Item 402(v) of Regulation S-K, the total shareholder return (“TSR”) comparison assumes $100 was invested in our common stock on December 4, 2023 (the first trading following the completion of the Business Combination) using the closing stock price on that date (the “Measurement Date”).
(6)	The TSR peer group is based on a sub-group of our industry peers, namely Applied Digital Corporation, Bitfarms Ltd., Cipher Mining Inc., CleanSpark, Inc., Core Scientific, Inc., MARA Holdings, Inc., Riot Platforms, Inc., and TeraWulf Inc. The comparison assumes $100 was invested in this set of peers on the Measurement Date.
(7)	Reflects net income for the twelve months ended December 31, 2024, included in our Annual Report, and net income for the twelve months ended December 31, 2023, included in our Transition Report on Form 10-K for the fiscal year ended December 31, 2023.
(8)	Non-GAAP Adjusted EBITDA is a non-GAAP financial measure defined as net income (loss), adjusted for impacts of interest expense, income tax provision or benefit, depreciation and amortization, foreign exchange gains or losses, gain on debt extinguishment, gain on derivatives, gain on bargain purchase, our share of unconsolidated joint venture depreciation and amortization, the removal of non-recurring transactions, impairment on assets, gain or loss on sale of property and equipment, loss from discontinued operations, net loss attributable to non-controlling interests, and stock-based compensation expense in the period presented. Other than TSR and net income, Adjusted EBITDA represents the most important financial performance measure used to link CAP to company performance.

Company Selected Measure Name			Non-GAAP Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Ho served as the PEO of USBTC, which was the accounting acquirer in the Business Combination. Ms. Leverton served as our PEO following the Business Combination through February 2024. Mr. Genoot is our current PEO and has served as our PEO since February 2024. The amounts reported under the “Summary Compensation Table Total” reflect the total compensation amounts reported in the “Summary Compensation Table” for each of our PEOs for each respective year in which such individual served as PEO for any portion of the year. For Ms. Leverton, the 2023 Summary Compensation Table reflects the compensation she received following the completion of the Business Combination.
(3)	The amounts reported under the “Average Summary Compensation Table Total” reflect the average of the total compensation amounts reported in the “Summary Compensation Table” for each of our Non-PEO NEOs in the indicated year. The Non-PEO NEOs for 2023 were Messrs. Genoot and Block. The Non-PEO NEOs for 2024 were Messrs. Ho, Glennan, Semah, Visram, and Aniss Amdiss.

Peer Group Issuers, Footnote
(6)	The TSR peer group is based on a sub-group of our industry peers, namely Applied Digital Corporation, Bitfarms Ltd., Cipher Mining Inc., CleanSpark, Inc., Core Scientific, Inc., MARA Holdings, Inc., Riot Platforms, Inc., and TeraWulf Inc. The comparison assumes $100 was invested in this set of peers on the Measurement Date.

Adjustment To PEO Compensation, Footnote
(2)	The amounts reported in these columns represent the compensation actually paid (“CAP”) to our PEOs for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their respective total compensation reported in the “Summary Compensation Table” for the indicated fiscal years and adjusted as shown in the tables below:

								Fair Value at
					Change	Change	Fair Value of	Start of Fiscal
					in Value of	in Value of	Vested Awards	Year of Awards
			Grant Date	Year End	Unvested Awards	Vested Awards	Granted and	that Failed to	Total
Fiscal			Value of	Value of	Granted in Prior	Granted in Prior	Vested in Current	Meet Vesting	Equity Award
Year	Executives	SCT	New Awards	New Awards	Fiscal Years	Fiscal Years	Fiscal Year	Conditions	Adjustments	CAP
2024	PEO: Jaime Leverton	$1,513,429	$—	$—	$—	$(2,331,220)	$—	$—	$(2,331,220)	$(817,791)
	PEO: Asher Genoot	$10,280,140	$(8,635,384)	$19,427,205	$—	$(1,433,241)	$—	$—	$17,993,964	$19,638,720
2023	PEO: Michael Ho	$5,956,568	$(5,685,103)	$—	$—	$—	$7,406,113	$—	$7,406,113	$7,677,578
	PEO: Jaime Leverton	$47,258	$—	$—	$5,653,773	$3,566,862	$—	$(2,391,015)	$6,829,620	$6,876,878

Non-PEO NEO Average Total Compensation Amount			$ 3,168,634	$ 967,293
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,004,177	6,283,441
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The amounts reported in this column represent the CAP to our Non-PEO NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the “Summary Compensation Table” for the indicated fiscal year and adjusted as shown in the table below:

Fair Value at
					Change	Change	Fair Value of	Start of Fiscal
					in Value of	in Value of	Vested Awards	Year of Awards
			Grant Date	Year End	Unvested Awards	Vested Awards	Granted and	that Failed to	Total
Fiscal			Value of	Value of	Granted in Prior	Granted in Prior	Vested in Current	Meet Vesting	Equity Award
Year	Executives	SCT	New Awards	New Awards	Fiscal Years	Fiscal Years	Fiscal Years	Conditions	Adjustments	CAP
2024	Non-PEO NEOs	$3,168,634	$(2,341,576)	$5,308,980	$—	$(131,860)	$—	$—	$5,117,119	$6,004,177
2023	Non-PEO NEOs	$967,293	$(675,153)	$4,636,907	$—	$800,368	$554,027	$—	$5,991,301	$6,283,441

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount			$ 195	127
Peer Group Total Shareholder Return Amount			110	134
Net Income (Loss)			$ 331,400,000	$ 21,900,000
Company Selected Measure Amount			555,700,000	85,700,000
PEO Name	Ms. Leverton	Mr. Genoot
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(8)	Non-GAAP Adjusted EBITDA is a non-GAAP financial measure defined as net income (loss), adjusted for impacts of interest expense, income tax provision or benefit, depreciation and amortization, foreign exchange gains or losses, gain on debt extinguishment, gain on derivatives, gain on bargain purchase, our share of unconsolidated joint venture depreciation and amortization, the removal of non-recurring transactions, impairment on assets, gain or loss on sale of property and equipment, loss from discontinued operations, net loss attributable to non-controlling interests, and stock-based compensation expense in the period presented. Other than TSR and net income, Adjusted EBITDA represents the most important financial performance measure used to link CAP to company performance.

Michael Ho
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,956,568
PEO Actually Paid Compensation Amount				7,677,578
Jaime Leverton
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,513,429	47,258
PEO Actually Paid Compensation Amount			(817,791)	6,876,878
Asher Genoot
Pay vs Performance Disclosure
PEO Total Compensation Amount			10,280,140
PEO Actually Paid Compensation Amount			19,638,720
PEO | Michael Ho | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,685,103)
PEO | Michael Ho | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,406,113
PEO | Michael Ho | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,406,113
PEO | Jaime Leverton | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,331,220)	6,829,620
PEO | Jaime Leverton | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,653,773
PEO | Jaime Leverton | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,331,220)	3,566,862
PEO | Jaime Leverton | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,391,015)
PEO | Asher Genoot | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,635,384)
PEO | Asher Genoot | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,993,964
PEO | Asher Genoot | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,427,205
PEO | Asher Genoot | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,433,241)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,341,576)	(675,153)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,117,119	5,991,301
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,308,980	4,636,907
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				554,027
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (131,860)	$ 800,368